Transactions with Related Parties, Summary (Details) - USD ($)	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2019	Sep. 30, 2018
Transactions with Related Parties [Abstract]
Management fees	$ 29,440	$ 24,120	$ 55,500	$ 212,300	$ 111,480
Interest expense				162,500
Balances with Related Parties [Abstract]
Working capital advances granted to the Manager	176,434			759,386
Related party debt	0			5,000,000
Pavimar [Member] | Vessel Management Agreements [Member]
Transactions with Related Parties [Abstract]
Management fees	29,440		55,500	212,300	111,480
Balances with Related Parties [Abstract]
Working capital advances granted to the Manager	176,434			759,386
Alexandria [Member] | Commercial Management Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Charter hire commissions	0		0	40,471	0
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense	0		$ 0	162,500	$ 0
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Balances with Related Parties [Abstract]
Related party debt	$ 0			5,000,000
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense				$ 100,000